Cover	May 11, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 11, 2023
Entity Registrant Name	POST HOLDINGS PARTNERING CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40441
Entity Tax Identification Number	86-1759669
Entity Address, Address Line One	2503 S. Hanley Road
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63144
City Area Code	(314)
Local Phone Number	644-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Amendment Flag	false
Entity Central Index Key	0001843716
Entity Ex Transition Period	false
Units, each consisting of one share of Series A common stock and one-third of one redeemable warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Series A Common Stock and one-third of one redeemable warrant
Trading Symbol	PSPC.U
Security Exchange Name	NYSE
Series A common stock
Document Information [Line Items]
Title of 12(b) Security	Series A Common Stock, par value $0.0001 per share
Trading Symbol	PSPC
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one share of Series A common stock at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Series A Common Stock at an exercise price of $11.50 per share
Trading Symbol	PSPC WS
Security Exchange Name	NYSE